Investment (Details Textual) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Investment (Textual)
Acquisition investments	$ 100,000
Equity method investment, ownership percentage	35.00%
Investments	$ 113,971